CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities
Net income (loss)	$ 5,856	$ (264,257)	$ 948,973	$ 320,614	$ 325,584	$ (1,234,576)	$ (132,522)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	151,091	169,228	285,318	630,595	535,755	506,932	530,614
Stock dividend on financial institution stock	(6,114)	(4,212)		(7,112)			(5,816)
Loss (gain) on sale and impairments of other real estate		200,000		517,863	(60,332)	(23,846)	14,388
Amortization of premiums and discounts on securities, net	122,978	131,367	870,747	612,725	1,151,175	730,956	1,065,162
ESOP expense	15,061	12,141	19,143	54,380	39,084	19,941
Amortization of core deposit intangible	$ 21,543	27,624	36,832	102,388	36,832
Bargain purchase gain			(2,898,847)		(2,898,847)
(Gain) loss on sale of available-for-sale securities		13,800	356,645	(6,414)	327,914	3,000	81,572
Gain on sale of loans	$ (1,688,434)	(888,200)	(1,643,230)	(4,847,600)	(3,019,831)	(2,501,821)	(3,125,796)
Stock-based compensation							10,280
Proceeds from sale of loans held for sale	44,263,954	30,161,715	50,497,855	153,629,618	98,308,994	93,554,202	102,865,408
Funding of loans held for sale	(47,590,265)	(32,021,824)	(48,004,914)	(145,588,454)	(98,376,190)	(95,036,120)	(99,149,636)
Provision for (credit to) loan losses	52,000	100,000	50,000	694,000	50,000		(121,000)
Net increase in bank-owned life insurance	(31,229)	(32,414)	(71,353)	(131,823)	(141,896)	(148,377)	(196,972)
Changes in operating assets and liabilities:
Accrued interest receivable	20,617	(36,487)	180,395	(43,703)	169,144	(13,332)	23,065
Income taxes receivable			224,111		534,442	310,331	74,600
Prepaid and other assets	(1,404,241)	(25,281)	(181,974)	(347,874)	(178,241)	(18,166)	912,713
Accrued interest and other liabilities	97,019	(399,281)	764,374	(544,827)	1,176,051	204,008	770,445
Other			(90)	40,517	(22,586)
Net cash provided by (used for) operating activities	(5,970,164)	(2,856,081)	1,433,985	5,084,893	(2,042,948)	(3,646,868)	3,616,505
Cash flows from investing activities
Proceeds from principal payments on available-for-sale securities	1,354,204	1,330,908	2,569,444	6,656,949	5,226,173	7,441,124	11,729,090
Proceeds from sales of available-for-sale securities		2,286,200	29,108,517	2,799,336	31,163,517	15,092,151	3,685,377
Purchases of available-for-sale securities	(2,102,266)	(9,742,836)	(5,848,077)	(9,742,836)	(5,848,077)	(6,924,730)	(31,265,472)
Funding of ESOP					(106,919)	(106,919)
Net change in loans held for investment	(4,060,195)	(6,225,233)	(15,657,885)	(24,038,173)	(15,222,549)	(1,689,674)	19,488,012
Purchases of premises and equipment	(149,886)	(39,421)	(11,063)	(417,788)	(23,398)	(27,671)	(255,872)
Redemption (purchases) of stock in financial institutions		432,000	(593,500)	366,200	(391,315)	307,752	(19,771)
Net proceeds from sales of other real estate			16,888	24,454	631,221	660,189	3,158,151
Cash paid for acquisition			(3,804,414)		(3,804,414)
Cash received for acquisition			2,208,730		2,208,730
Net cash (used for) provided by investing activities	(4,958,143)	(11,958,382)	7,988,640	(24,351,858)	13,832,969	14,752,222	6,519,515
Cash flows from financing activities
Net change in deposits	8,928,457	(1,090,324)	(8,239,212)	23,761,627	(4,527,102)	(844,339)	(7,903,880)
Net change in escrows	92,784	95,162	4,732	6,229	3,226	(14,284)	(69,259)
Stock repurchases							(320,781)
Net change in Federal Home Loan Bank advances	(2,000,000)	7,500,000	3,690,068	500,000	526,655	(4,517,267)	(2,175,048)
Net cash provided by (used for) financing activities	7,021,241	6,504,838	(4,544,412)	24,267,856	(3,997,221)	(5,375,890)	(10,468,968)
Net increase (decrease) in cash and cash equivalents	(3,907,066)	(8,309,625)	4,878,213	5,000,891	7,792,800	5,729,464	(332,948)
Cash and cash equivalents, beginning of period	19,824,864	14,823,973	9,945,760	14,823,973	7,031,173	4,216,296	4,549,244
Cash and cash equivalents, end of period	15,917,798	6,514,348	14,823,973	19,824,864	14,823,973	9,945,760	4,216,296
Supplemental disclosures:
Interest on deposits and advances paid	378,436	$ 335,632	792,846	1,426,975	1,422,814	1,373,379	1,864,243
Income taxes paid (refund)	15,000			20,000	(310,331)	(310,331)
Noncash investing and financing activities:
Transfers of loans to other real estate	$ 195,558			$ 28,317	81,518	81,518
Sale and financing of other real estate							$ 2,509,570
Sale of treasury shares to ESOP					345,074	$ 345,074
Issuance of common stock in merger			$ 5,783,428		$ 5,783,428